N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	We do not impose a charge for early withdrawals from the Contract.
Are There Transaction Charges?

Yes. The Investor may be charged for the following transactions:

•     If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $100 per loan. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid.

•     Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLES –Transaction Expenses” and “CHARGES AND FEES.”

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.50%[1,2]	1.50%[1,2]
Portfolio Company fees and expenses	0.11%[3]	0.95%[3]
[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefits; and (2) a $75 annual maintenance fee, (0.000983014% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge, and the maximum amount reflects the higher mortality and expense risk charge for the Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $108	Highest Annual Cost Estimate: $2,131
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	We do not impose a charge for early withdrawals from the Contract.

Transaction Charges [Text Block]
Are There Transaction Charges?

Yes. The Investor may be charged for the following transactions:

•     If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $100 per loan. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid.

•     Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLES –Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.50%[1,2]	1.50%[1,2]
Portfolio Company fees and expenses	0.11%[3]	0.95%[3]
[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefits; and (2) a $75 annual maintenance fee, (0.000983014% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge, and the maximum amount reflects the higher mortality and expense risk charge for the Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $108	Highest Annual Cost Estimate: $2,131
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.50%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.[2]The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefits; and (2) a $75 annual maintenance fee, (0.000983014% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge, and the maximum amount reflects the higher mortality and expense risk charge for the Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options Footnotes [Text Block]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost Estimate: $108	Highest Annual Cost Estimate: $2,131
Assumes: • Investment of $100,000; • 5% annual appreciation; • No optional benefits; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.	Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLES – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 108
Highest Annual Cost [Dollars]	$ 2,131
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment option available under the Contract. Each investment option (including the Fixed Interest Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

Yes.

•     Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•     Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•     The Fixed Interest Option may not be available for current or future investment;

•     There are certain restrictions on transfers from the Fixed Interest Option;

•     The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•     The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Key Information, Benefit Restrictions [Text Block]

Yes.

•     We may discontinue or restrict the availability of an optional benefit.

•     Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; and Withdrawals may reduce the amount of a death benefit based on premium by more than the amount withdrawn.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability.”

Tax Implications [Text Block]

•     You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•     There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan; and

•     Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•     We pay compensation to broker/dealers whose registered representatives sell the Contract.

•     Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•     Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender, or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Loan Initiation Fee[1]	$100.00
Loan Interest Rate Spread (per annum)[2]	3.00%
Annual Loan Administration Fee[3]	$50.00
Premium Tax[4]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Base Contract Expenses[5,6] (as a percentage of average Account Value)	1.50%
Annual Maintenance Fee[6]	$75.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this Prospectus.

[1]	We reserve the right to change the fee charged for loan initiation, but not to exceed $100. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[2]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “LOANS ‒ Things to Consider Before Initiating a Loan.”
[3]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[4]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
[5]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[6]	These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer Variable Investment Options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses.

The Example assumes all Contract value is allocated to the Variable Investment Options.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,638	$13,060	$27,872

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,638	$13,060	$27,872

Transaction Expenses [Table Text Block]	Transaction Expenses
Loan Initiation Fee[1]	$100.00
Loan Interest Rate Spread (per annum)[2]	3.00%
Annual Loan Administration Fee[3]	$50.00
Premium Tax[4]	0.00% to 4.00%

Other Transaction Fee, Maximum [Dollars]	$ 100	[4]
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%	[5]
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%	[5]
Other Transaction Fee 1, Maximum [Dollars]	$ 50	[6]
Other Transaction Fee 1 (of Other Amount), Maximum [Percent]	3.00%	[7]
Other Transaction Fee, Footnotes [Text Block]	We reserve the right to change the fee charged for loan initiation, but not to exceed $100. See “Loans ‒ Things to Consider Before Initiating a Loan.”[2]This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “LOANS ‒ Things to Consider Before Initiating a Loan.”[3]Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”[4]We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Expenses[5,6] (as a percentage of average Account Value)	1.50%
Annual Maintenance Fee[6]	$75.00

Administrative Expense, Current [Dollars]	$ 75	[8]
Administrative Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[8],[9]
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”[6]These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expenses	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.11%	0.95%
Range of total annual Fund operating expenses after any waivers or expense reimbursements[1]	0.11%	0.79%

[1]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.11%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.95%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.11%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	0.79%
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,638	$13,060	$27,872

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,482
Surrender Expense, 3 Years, Maximum [Dollars]	7,638
Surrender Expense, 5 Years, Maximum [Dollars]	13,060
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,872
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,638	$13,060	$27,872

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,482
No Surrender Expense, 3 Years, Maximum [Dollars]	7,638
No Surrender Expense, 5 Years, Maximum [Dollars]	13,060
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,872
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
•	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.
•	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes – We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and
*	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase. (Refer to Example A.)

federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.

•	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
•	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan.

		Standard	No additional fee for this benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Initiation Fee: $100 per loan.	Loans from your Account Value may be subject to a loan initiation fee, which will not exceed $100 per loan. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the loan initiation fee, but not to exceed $100 per loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under Contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most group Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual Contracts, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the Contract is also an available option under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The death benefit option that is available under the Contract is listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit payable under the Contract will never be less than the amount of Adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit option.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan.

		Standard	No additional fee for this benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Initiation Fee: $100 per loan.	Loans from your Account Value may be subject to a loan initiation fee, which will not exceed $100 per loan. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the loan initiation fee, but not to exceed $100 per loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract (“Contract Beneficiary”):

•	Under Contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the Contract Holder must be named as the Contract Beneficiary, but may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”); and
•	Under most group Contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual Contracts, you may generally designate your own Contract Beneficiary who will normally be your Plan Beneficiary, as well.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Beneficiary (on behalf of the Plan Beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the Contract is also an available option under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Options

The death benefit option that is available under the Contract is listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit payable under the Contract will never be less than the amount of Adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit option.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL Tax Considerations” for additional information.

Operation of Benefit [Text Block]

Death Benefit Options

The death benefit option that is available under the Contract is listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the Contract (held by the Contract Holder).

Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit payable under the Contract will never be less than the amount of Adjusted Purchase Payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account.

Calculating the Adjusted Purchase Payment Guaranteed Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next Valuation Date following Customer Service’s receipt of proof of death and a payment request in Good Order where:

(a)	is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments” below); and
(b)	is the current Account Value, excluding amounts taken as a loan.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

If the Beneficiary in that situation requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, as of the Valuation Date following the date Customer Service receives proof of death acceptable to us and a payment request in Good Order.

In the event a Beneficiary elects to defer distribution of the death benefit, the amount paid to the Beneficiary when the Beneficiary elects to begin distribution of the death benefit will equal the current Account Value, excluding any amounts taken as a loan, as of the next Valuation Date following Customer Service’s receipt of the distribution request in Good Order. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the Beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted Purchase Payment total above is initially equal to the first Purchase Payment. The adjusted Purchase Payment total is then adjusted for each subsequent Purchase Payment, loan repayment, or partial withdrawal. The adjustment for subsequent Purchase Payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted Purchase Payment total in the same proportion that the current Account Value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted Purchase Payment total for each partial withdrawal is defined as the adjusted Purchase Payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A	is the current Account Value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
B	is the current Account Value, excluding amounts taken as a loan, before the partial withdrawal.

For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $60,000, the adjustment to your purchase payment will be $50,000 * $10,000/$60,000 = $8,333, meaning that your new adjusted Purchase Payment is $41,667. If you take a withdrawal when your Account Value is less than your adjusted Purchase Payments, your adjusted Purchase Payments may be reduced by more than your withdrawal. For example, if you have made Purchase Payments of $50,000 and take a partial withdrawal of $10,000 at a time when your Account Value is $40,000, the adjustment to your purchase payment will be $50,000 * $10,000/$40,000 = 12,500, meaning that your new adjusted Purchase Payment is $37,500.

There is no additional fee associated with the Adjusted Purchase Payment Guaranteed Death Benefit option.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Leaving the Account Value invested in the Contract is also an available option under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in the Contract.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NVA003240. You can also request this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	abrdn Emerging Markets ex-China Fund (Institutional Class) Investment Adviser: abrdn Inc.	0.90%*	34.87%	8.90%	10.06%
Achieve long-term capital appreciation.	DFA Emerging Markets Core Equity 2 Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	28.77%	7.14%	9.26%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to long-term capital appreciation.	DFA U.S. Targeted Value Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP	0.29%*	9.55%	13.60%	10.81%
Seeks to long-term capital appreciation	Neuberger Quality Equity Fund (Institutional Class)** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.69%	17.59%	14.08%	13.68%
Seeks to provide growth of capital.	Nomura Mid Cap Growth Fund (Institutional Class)*** Investment Adviser: Nomura Investment Management Business Trust***	0.79%*	1.12%	0.27%	11.00%
Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.	T. Rowe Price Large-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Associates, Inc.	0.55%	17.65%	12.46%	16.91%
Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.	TCW MetWest Total Return Bond Fund (Class I)[1] Investment Adviser: TCW Metropolitan West Asset Management, LLC	0.44%	7.81%	-0.55%	2.09%
Seeks to provide investors with long-term capital growth.	Touchstone Value Fund (Institutional Shares)[2] Investment Adviser: Touchstone Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.68%*	11.78%	12.34%	11.11%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.****	0.67%*	15.33%	12.23%	15.19%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Fund changed its name to the Neuberger Quality Equity Fund.
***	Effective December 1, 2025, the Macquarie Mid Cap Growth Fund changed its name to the Nomura Mid Cap Growth Fund and the investment manager changed from the Delaware Management Company to the Nomura Investment Management Business Trust.
****	Effective on or about October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to Voya Large Cap Growth Portfolio.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Fixed Interest Options

The following is the Fixed Interest Option currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Option listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Option. We will provide you with written notice before doing so.

Name	Term*	Minimum Guaranteed Interest Rate
The Fixed Plus Account II	N/A	1.00%

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NVA003240. You can also request this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	abrdn Emerging Markets ex-China Fund (Institutional Class) Investment Adviser: abrdn Inc.	0.90%*	34.87%	8.90%	10.06%
Achieve long-term capital appreciation.	DFA Emerging Markets Core Equity 2 Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	28.77%	7.14%	9.26%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to long-term capital appreciation.	DFA U.S. Targeted Value Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP	0.29%*	9.55%	13.60%	10.81%
Seeks to long-term capital appreciation	Neuberger Quality Equity Fund (Institutional Class)** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.69%	17.59%	14.08%	13.68%
Seeks to provide growth of capital.	Nomura Mid Cap Growth Fund (Institutional Class)*** Investment Adviser: Nomura Investment Management Business Trust***	0.79%*	1.12%	0.27%	11.00%
Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.	T. Rowe Price Large-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Associates, Inc.	0.55%	17.65%	12.46%	16.91%
Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.	TCW MetWest Total Return Bond Fund (Class I)[1] Investment Adviser: TCW Metropolitan West Asset Management, LLC	0.44%	7.81%	-0.55%	2.09%
Seeks to provide investors with long-term capital growth.	Touchstone Value Fund (Institutional Shares)[2] Investment Adviser: Touchstone Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.68%*	11.78%	12.34%	11.11%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.****	0.67%*	15.33%	12.23%	15.19%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Fund changed its name to the Neuberger Quality Equity Fund.
***	Effective December 1, 2025, the Macquarie Mid Cap Growth Fund changed its name to the Nomura Mid Cap Growth Fund and the investment manager changed from the Delaware Management Company to the Nomura Investment Management Business Trust.
****	Effective on or about October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to Voya Large Cap Growth Portfolio.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is the Fixed Interest Option currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Option listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Option. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]
Name	Term*	Minimum Guaranteed Interest Rate
The Fixed Plus Account II	N/A	1.00%

Fixed Option Available, Name	The Fixed Plus Account II
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
DFA Emerging Markets Core Equity 2 Portfolio (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA Emerging Markets Core Equity 2 Portfolio (Institutional Shares)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	28.77%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	9.26%
DFA Inflation-Protected Securities Portfolio (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide inflation protection and earn current income consistent with inflation-protected securities.
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities Portfolio (Institutional Shares)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.11%
DFA U.S. Targeted Value Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA U.S. Targeted Value Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Neuberger Quality Equity Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to long-term capital appreciation
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	13.68%
Nomura Mid Cap Growth Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura Mid Cap Growth Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Nomura Investment Management Business Trust
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	11.00%
TCW MetWest Total Return Bond Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.
Portfolio Company Name [Text Block]	TCW MetWest Total Return Bond Fund (Class I)
Portfolio Company Adviser [Text Block]	TCW Metropolitan West Asset Management, LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	7.81%
Average Annual Total Returns, 5 Years [Percent]	(0.55%)
Average Annual Total Returns, 10 Years [Percent]	2.09%
T. Rowe Price Large-Cap Growth Fund (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
Portfolio Company Name [Text Block]	T. Rowe Price Large-Cap Growth Fund (Class I)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	16.91%
Touchstone Value Fund (Institutional Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with long-term capital growth.
Portfolio Company Name [Text Block]	Touchstone Value Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Voya Large Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	15.19%
abrdn Emerging Markets ex-China Fund (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total returns and maintain lower volatility relative to the overall market.
Portfolio Company Name [Text Block]	abrdn Emerging Markets ex-China Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	abrdn Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	34.87%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Adjusted Purchase Payment Guaranteed Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Purpose of Benefit [Text Block]

The death benefit is the greater of (a) or (b), where:

(a) Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b) Is the current Account Value, excluding amounts taken as a loan.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Adjusted Purchase Payment Guaranteed Death Benefit
Asset Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to reallocate your Account Value in the investments and percentages you identify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Asset Rebalancing Program
Loans [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to borrow against your Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Loans from your Account Value may be subject to a loan initiation fee, which will not exceed $100 per loan. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the loan initiation fee, but not to exceed $100 per loan. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Loans
Systematic Distribution Options [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Systematic Distribution Options
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment option available under the Contract. Each investment option (including the Fixed Interest Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT – The General Account.”

Account Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
Business Disruption and Cybersecurity Risks – [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Contract Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
Contract Changes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes – We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.

Insurance Company Insolvency [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Short-Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit and any guaranteed death benefits; and (2) a $75 annual maintenance fee, (0.000983014% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge, and the maximum amount reflects the higher mortality and expense risk charge for the Contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
[4]	We reserve the right to change the fee charged for loan initiation, but not to exceed $100. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”
[6]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[7]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “LOANS ‒ Things to Consider Before Initiating a Loan.”
[8]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[9]	These fees may be waived, reduced, or eliminated in certain circumstances. See “CHARGES AND FEES.”